Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2013	2014

Prepayment for share repurchase (i)	$-	$104,201
Prepaid expenses and other receivables	19,921	46,266
Advance to suppliers	15,577	34,238
Prepayment related to investments (ii)	12,325	29,704
Interest receivable	3,219	5,314
Receivables related to share options (iii)	29,496	1,473

Prepaid expenses and other current assets	$80,538	$221,196

(i)	The board of directors of the Group approved a $200 million share repurchase program in October 2014. As of December 31, 2014, the Company prepaid $104 million for the repurchase of shares. The Company completed the share repurchase program in February 2015.

(ii)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(iii)	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.